Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States government and government agencies and authorities	$685	$146	$—	$831	$—
States, municipalities and political subdivisions	6,347	410	—	6,757	—
Foreign governments	255	114	—	369	—
Residential mortgage-backed	3,129	494	—	3,623	294
U.S. corporate	17,734	1,915	(17)	19,632	—
Foreign corporate	3,819	617	—	4,436	—
Total fixed maturity securities	$31,969	$3,696	$(17)	$35,648	$294
Equity securities:
Non-redeemable preferred stocks	$139	$87	$—	$226	$—

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States government and government agencies and authorities	$646	$167	$—	$813	$—
States, municipalities and political subdivisions	24,128	1,547	(1)	25,674	—
Foreign governments	255	114	—	369	—
Commercial mortgage-backed	385	6	—	391	—
Residential mortgage-backed	6,356	925	(9)	7,272	438
U.S. corporate	38,997	5,309	(198)	44,108	(79)
Foreign corporate	6,326	802	(7)	7,121	—
Total fixed maturity securities	$77,093	$8,870	$(215)	$85,748	$359
Equity securities:
Non-redeemable preferred stocks	$6,932	$611	$(124)	$7,419	$—
(a)  Represents the amount of OTTI recognized in accumulated other comprehensive income ("AOCI"). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
The Company's states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state exposure (including both general obligation and revenue securities) exceeding 5% and 4% of the overall investment portfolio as of December 31, 2016 and 2015. At December 31, 2016 and 2015, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $3,699 and $13,820, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2016 and 2015, revenue bonds account for 48% and 55%, respectively, of the holdings. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company's revenue bonds are across a broad range of sectors, primarily higher education, highway, water, transit, specifically pledged tax revenues, and other miscellaneous sources such as bond banks, finance authorities and appropriations.
The Company has European investment exposure in its corporate fixed maturity and equity securities of $3,141 and $4,852 with net unrealized gains of $298 and $501 at December 31, 2016 and 2015, respectively. Approximately 2% of the corporate European exposure is held in the financial industry at December 31, 2016. All of the Company’s European investment exposure in its corporate fixed maturity and equity securities is in the country of the United Kingdom and represented approximately 13% and 6% of the Company's corporate securities as of December 31, 2016 and 2015, respectively. All of the Company's European investments are denominated in U.S. dollars. The Company's international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2016 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$1,135	$1,162
Due after one year through five years	9,158	9,983
Due after five years through ten years	5,410	5,788
Due after ten years	13,137	15,092
Total	28,840	32,025
Residential mortgage-backed	3,129	3,623
Total	$31,969	$35,648

Major categories of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
Fixed maturity securities	$2,155	$4,444	$4,892
Equity securities	67	460	477
Commercial mortgage loans on real estate	196	1,252	1,681
Policy loans	(2)	11	12
Other investments	92	8	20
Total investment income	2,508	6,175	7,082
Investment expenses	(71)	(210)	(248)
Net investment income	$2,437	$5,965	$6,834

No material investments of the Company were non-income producing for the years ended December 31, 2016, 2015 and 2014.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2016	2015	2014
Proceeds from sales	$60,872	$3,062	$6,303
Gross realized gains (a)	5,202	416	404
Gross realized losses (b)	(495)	(27)	(106)

(a)	The year ended December 31, 2016 gross realized gains includes $5,150 related to the sale of Assurant Employee Benefits as described in Note 1.

(b)	The year ended December 31, 2016 gross realized losses includes $482 related to the sale of Assurant Employee Benefits as described in Note 1.
For securities sold at a loss during 2016, the average period of time these securities were trading continuously at a price below book value was 15 months.
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2016	2015	2014
Net realized gains related to sales and other:
Fixed maturity securities	$4,371	$354	$248
Equity securities	402	4	3
Commercial mortgage loans on real estate	718	266	12
Total net realized gains related to sales and other (a)	5,491	624	263
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(49)	(94)	—
Total net realized gains	$5,442	$530	$263

(a) The year ended December 31, 2016 net gains includes $5,265 related to the sale of Assurant Employee Benefits as described in Note 1.
Other-Than-Temporary Impairments
The Company follows the OTTI guidance, which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2016	2015	2014
Balance, beginning of year	$551	$552	$446
Additions for credit loss impairments recognized in the current period on securities previously impaired	49	—	—
Additions for credit loss impairments recognized in the current period on securities not previously impaired	—	94	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(170)	(68)	(132)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(113)	(27)	238
Balance, end of year	$317	$551	$552

The Company regularly monitors its investment portfolio to ensure investments that may be other-than-temporarily impaired are timely identified, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.
The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.
In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. Corporate	$3,969	$(17)	$—	$—	$3,969	$(17)

	December 31, 2015
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
States, municipalities and political subdivisions	$101	$(1)	$—	$—	$101	$(1)
Residential mortgage-backed	—	—	522	(9)	522	(9)
U.S. corporate	693	(93)	395	(105)	1,088	(198)
Foreign corporate	995	(7)	—	—	995	(7)
Total fixed maturity securities	$1,789	$(101)	$917	$(114)	$2,706	$(215)
Equity securities:
Non-redeemable preferred stocks	$2,561	$(81)	$385	$(43)	$2,946	$(124)

Total gross unrealized losses represent 1% and 6% of the aggregate fair value of the related securities at December 31, 2016 and 2015, respectively. All and 54% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2016 and 2015, respectively. The total gross unrealized losses are comprised of 5 and 15 individual securities at December 31, 2016 and 2015, respectively. In accordance with its policy described above, the Company concluded that for these securities other-than-temporary impairments of the gross unrealized losses were not warranted at December 31, 2016 and 2015. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2016, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in the Company’s corporate fixed maturity securities and in non-redeemable preferred stocks. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, the Company applies an impairment model similar to that used for the Company’s fixed maturity securities. As of December 31, 2016, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, the Company did not recognize an OTTI on those perpetual preferred securities that had been in a continuous unrealized loss position for twelve months or more. As of December 31, 2016, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis.
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2016, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$243	$241
Due after ten years	3,743	3,728
Total	$3,986	$3,969

As of December 31, 2016, the Company has no commercial mortgage loans outstanding.
The Company has fixed maturity securities of $831 and $813 at December 31, 2016 and 2015, respectively, on deposit with governmental authorities as required by law.